[EATON VANCE LOGO]  INVESTING
                    FOR THE                                          [THE EARTH]
                    21ST
                    CENTURY(R)




SEMIANNUAL REPORT JUNE 30, 2001

                                   EATON VANCE

[STATUE OF HINDU GODDESS]            GREATER

                                      INDIA

                                       FUND



[MEN ON ELEPHANTS]

EATON VANCE GREATER INDIA FUND AS OF JUNE 30, 2001
--------------------------------------------------------------------------------
I N V E S T M E N T    U P D A T E
--------------------------------------------------------------------------------

                       INVESTMENT ENVIRONMENT
                       ------------------------------------------------------
     [PHOTO OF         -  The India market registered a sharp decline in the
       ZAHEER             first half of 2001, the result of a stubbornly slow
     SITABKHAN]           economy. Sluggish growth was reflected in lower
                          industrial production, declining exports and weak
Zaheer Sitabkhan          consumer spending. While sentiment was further
Portfolio Manager         damaged by insider trading irregularities, investor
                          concerns were allayed by subsequent market reforms.

- Increased spending tied to the rebuilding of earthquake-ravaged Gujarat has contributed to a slight rise in India's inflation rate. Nonetheless, faced with slow growth and a modest decline in the budget deficit, the Reserve Bank of India has opted to reduce base lending rates to promote stronger economic activity.

- To encourage both direct and portfolio-based foreign investment, the Finance Ministry announced further privatization plans. In addition, the government has raised the limit of foreign investment in selected industries, including pharmaceuticals, hotels, airports, banking and defense.

THE FUND
------------------------------------------------------
PERFORMANCE FOR THE PAST SIX MONTHS

- The Fund's Class A shares had a total return of -19.08% during the six months ended June 30, 2001.(1) This return resulted from a decrease in net asset value per share (NAV) to $5.98 on June 30, 2001 from $7.39 on December 31, 2000.

- The Fund's Class B shares had a total return of -19.89% during the six months ended June 30, 2001.(1) This return resulted from a decrease in net asset value per share (NAV) to $5.72 on June 30, 2001 from $7.14 on December 31, 2000.

- The Bombay Stock Exchange Index - an unmanaged index of common stocks traded in the India market - had a total return of -27.73% for the six months ended June 30, 2001.(2)

   RECENT PORTFOLIO DEVELOPMENTS

- Energy companies were the Portfolio's largest sector weighting at June 30, 2001. India's energy companies have embarked on a modernization campaign and, we feel, are well-positioned to meet the oncoming challenges of deregulation in 2003.

- Banks and finance companies have played an increasing role in the Portfolio. Banks have enjoyed rising asset growth with the trend toward increased consumer borrowing. Moreover, the financial sector has become attractive as the Reserve Bank of India has adopted a somewhat more accommodative interest rate policy.

- Management continued to avoid Pakistan. While manufacturing has fared well, ongoing drought conditions have hampered the farm sector, thereby reducing overall GDP growth. Facing a shortfall in tax revenues, Pakistan is struggling to meet the International Monetary Fund's 5.3% budget deficit goal.

   SELECTED PORTFOLIO INVESTMENTS

- Hindustan Lever Ltd. was the Portfolio's largest holding at June 30. India's rising personal wealth level has contributed to Lever's strong revenue growth. Sales of soaps, toothpaste, detergents and other personal care products have generally been less sensitive to economic fluctuations than durable goods.

- Hindalco Industries Ltd., India's largest integrated producer of aluminum, was a major holding of the Portfolio. We believe that Hindalco, one of the world's low-cost producers, is ideally positioned to take advantage of rising Asian demand for industrial metals. The company has been a key supplier to the auto industry.

- Cipla Ltd., which manufactures a broad range of pharmaceuticals, has generated above-average sales growth in the past year. While the drug sector has featured increasing competition in the anti-infective segment, Cipla's anti-asthma and cardiovascular drugs have helped maintain strong sales momentum.

--------------------------------------------------------------------------------
 MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR
 OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES
 ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL
 INVESTED.
--------------------------------------------------------------------------------

FUND INFORMATION
AS OF JUNE 30, 2001

PERFORMANCE(3)                    CLASS A        CLASS B
------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (AT NET ASSET VALUE)
------------------------------------------------------------------------------
One Year                          -35.77%        -36.66%
Five Years                         -5.18          -5.60
Life of Fund+                      -6.93          -7.51

SEC AVERAGE ANNUAL TOTAL RETURNS (INCLUDING SALES CHARGE OR APPLICABLE CDSC)
------------------------------------------------------------------------------
One Year                          -39.47%        -39.82%
Five Years                         -6.30          -5.98
Life of Fund+                      -7.70          -7.51

+ Inception date: 5/2/94

TEN LARGEST HOLDINGS(4)
---------------------------------------------------------------------------
Hindustan Lever Ltd.                                      6.6%
State Bank of India                                       6.2
Hindalco Industries Ltd. GDR                              5.9
Cipla Ltd.                                                5.0
Reliance Petroleum Corp. Ltd.                             4.8
Reliance Industries Ltd.                                  4.7
Zee Telefilms Ltd.                                        4.6
Infosys Technologies Ltd.                                 4.4
Gujarat Natural Gas Co. Ltd.                              3.7
Bharat Petroleum Corp. Ltd.                               3.7

(1) These returns do not include the 5.75% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charges (CDSC) for the Fund's Class B shares. (2)It is not possible to invest directly in an index. (3)Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC average annual returns for Class A reflect a 5.75% sales charge. Class A shares redeemed within 3 months of purchase, including exchanges, are subject to a 1% early redemption fee. SEC average annual returns for Class B reflect applicable CDSC based on the following schedule: 5%-1st and 2nd years; 4%-3rd year; 3%-4th year; 2%-5th year; 1%-6th year. (4)Based on market value. The ten largest holdings represent 49.6% of the Portfolio's net assets. Holdings are subject to change.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE GREATER INDIA FUND AS OF JUNE 30, 2001

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2001
Assets
-----------------------------------------------------
Investment in South Asia Portfolio, at
   value
   (identified cost, $17,226,361)         $15,885,302
Receivable for Fund shares sold                 7,199
-----------------------------------------------------
TOTAL ASSETS                              $15,892,501
-----------------------------------------------------
Liabilities
-----------------------------------------------------
Payable for Fund shares redeemed          $    18,877
Payable to affiliate for Trustees' fees           192
Accrued expenses                               28,273
-----------------------------------------------------
TOTAL LIABILITIES                         $    47,342
-----------------------------------------------------
NET ASSETS                                $15,845,159
-----------------------------------------------------

Sources of Net Assets
-----------------------------------------------------
Paid-in capital                           $20,543,442
Accumulated net realized loss from
   Portfolio (computed on the basis of
   identified cost)                        (3,024,703)
Accumulated net investment loss              (332,521)
Net unrealized depreciation from
   Portfolio (computed on the basis of
   identified cost)                        (1,341,059)
-----------------------------------------------------
TOTAL                                     $15,845,159
-----------------------------------------------------

Class A Shares
-----------------------------------------------------
NET ASSETS                                $ 3,497,606
SHARES OUTSTANDING                            585,057
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (NET ASSETS  DIVIDED BY SHARES OF
      BENEFICIAL INTEREST OUTSTANDING)    $      5.98
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 94.25 OF $5.98)       $      6.34
-----------------------------------------------------

Class B Shares
-----------------------------------------------------
NET ASSETS                                $12,347,553
SHARES OUTSTANDING                          2,159,912
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
   PER SHARE
   (NET ASSETS  DIVIDED BY SHARES OF
      BENEFICIAL INTEREST OUTSTANDING)    $      5.72
-----------------------------------------------------

 On sales of $50,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 2001
Investment Income
-----------------------------------------------------
Dividends allocated from Portfolio (net
   of foreign taxes, $913)                $   100,610
Interest allocated from Portfolio               1,351
Expenses allocated from Portfolio            (226,549)
-----------------------------------------------------
NET INVESTMENT LOSS FROM PORTFOLIO        $  (124,588)
-----------------------------------------------------

Expenses
-----------------------------------------------------
Management fee                            $    23,387
Trustees' fees and expenses                        24
Distribution and service fees
   Class A                                     10,347
   Class B                                     72,853
Registration fees                              17,881
Transfer and dividend disbursing agent
   fees                                        16,211
Legal and accounting services                   5,749
Custodian fee                                   4,051
Printing and postage                            2,470
Miscellaneous                                  15,393
-----------------------------------------------------
TOTAL EXPENSES                            $   168,366
-----------------------------------------------------

NET INVESTMENT LOSS                       $  (292,954)
-----------------------------------------------------

Realized and Unrealized
Gain (Loss) from Portfolio
-----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis) (net of foreign
      taxes, $461,130)                    $(2,377,790)
   Foreign currency transactions              (19,146)
-----------------------------------------------------
NET REALIZED LOSS                         $(2,396,936)
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(1,393,652)
   Foreign currency                              (216)
-----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $(1,393,868)
-----------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(3,790,804)
-----------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(4,083,758)
-----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE GREATER INDIA FUND AS OF JUNE 30, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       JUNE 30, 2001     YEAR ENDED
IN NET ASSETS                             (UNAUDITED)       DECEMBER 31, 2000
-----------------------------------------------------------------------------
From operations --
   Net investment loss                    $       (292,954) $        (867,337)
   Net realized gain (loss)                     (2,396,936)         6,108,337
   Net change in unrealized appreciation
      (depreciation)                            (1,393,868)       (21,189,653)
-----------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $     (4,083,758) $     (15,948,653)
-----------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                             $        644,800  $       8,164,542
      Class B                                      136,190          2,523,220
   Cost of shares redeemed
      Class A                                   (1,147,780)       (11,177,653)
      Class B                                   (1,874,225)        (7,701,716)
-----------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                     $     (2,241,015) $      (8,191,607)
-----------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                $     (6,324,773) $     (24,140,260)
-----------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------
At beginning of period                    $     22,169,932  $      46,310,192
-----------------------------------------------------------------------------
AT END OF PERIOD                          $     15,845,159  $      22,169,932
-----------------------------------------------------------------------------
Accumulated net investment loss included in net assets
-----------------------------------------------------------------------------
AT END OF PERIOD                          $       (332,521) $         (39,567)
-----------------------------------------------------------------------------

STATEMENT OF CASH FLOWS

                                          SIX MONTHS
                                          ENDED
                                          JUNE 30, 2001
INCREASE (DECREASE) IN CASH               (UNAUDITED)
-------------------------------------------------------
Cash Flows From (Used For) Operating
   Activities --
   Purchase of interests in South Asia
      Portfolio                           $    (777,298)
   Withdrawal of interests in South Asia
      Portfolio                               3,242,281
   Operating expenses paid                     (173,010)
-------------------------------------------------------
NET CASH FROM OPERATING ACTIVITIES        $   2,291,973
-------------------------------------------------------
Cash Flows From (Used For) Financing
   Activities --
   Proceeds from shares sold              $     774,648
   Payments for shares redeemed              (3,066,621)
-------------------------------------------------------
NET CASH USED FOR FINANCING ACTIVITIES    $  (2,291,973)
-------------------------------------------------------

NET INCREASE IN CASH                      $          --
-------------------------------------------------------

CASH AT BEGINNING OF PERIOD               $          --
-------------------------------------------------------

CASH AT END OF PERIOD                     $          --
-------------------------------------------------------

Reconciliation of Net Decrease in Net Assets
From Operations to Net Cash From
Operating Activities
-------------------------------------------------------
Net decrease in net assets from
   operations                             $  (4,083,758)
Decrease in payable to affiliate                    (83)
Decrease in accrued expenses                     (4,561)
Net decrease in investments                   6,380,375
-------------------------------------------------------
NET CASH FROM OPERATING ACTIVITIES        $   2,291,973
-------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE GREATER INDIA FUND AS OF JUNE 30, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                             CLASS A
                                  -------------------------------------------------------------
                                  SIX MONTHS ENDED             YEAR ENDED DECEMBER 31,
                                  JUNE 30, 2001       -----------------------------------------
                                  (UNAUDITED)           2000(1)        1999(1)        1998(1)
-----------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 7.390           $11.990        $ 5.780        $ 6.340
-----------------------------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------------------------
Net investment loss                   $(0.092)          $(0.212)       $(0.165)       $(0.082)
Net realized and unrealized
   gain (loss)                         (1.318)           (4.388)         6.375         (0.478)
-----------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $(1.410)          $(4.600)       $ 6.210        $(0.560)
-----------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 5.980           $ 7.390        $11.990        $ 5.780
-----------------------------------------------------------------------------------------------

TOTAL RETURN(2)                        (19.08)%          (38.36)%       107.44%         (8.83)%
-----------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $ 3,498           $ 4,865        $11,640        $ 8,031
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                           3.93%(4)          2.98%          3.26%          3.18%
   Expenses after custodian
      fee reduction(3)                   3.85%(4)          2.91%          3.24%          3.08%
   Net investment income
      (loss)                            (2.75)%(4)         2.20%         (2.07)%        (1.38)%
Portfolio Turnover of the
   Portfolio                               80%              133%            80%            60%
-----------------------------------------------------------------------------------------------

 (1) Net investment loss per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3)  Includes the Fund's share of the Portfolio's allocated expenses.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE GREATER INDIA FUND AS OF JUNE 30, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                          CLASS B
                                  ----------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                          YEAR ENDED DECEMBER 31,
                                  JUNE 30, 2001       --------------------------------------------------------------------
                                  (UNAUDITED)           2000(1)        1999(1)        1998(1)        1997        1996(1)
--------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 7.140           $11.650        $ 5.660        $ 6.230      $ 5.910       $ 6.550
--------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
--------------------------------------------------------------------------------------------------------------------------
Net investment loss                   $(0.113)          $(0.255)       $(0.193)       $(0.110)     $(0.126)      $(0.099)
Net realized and unrealized
   gain (loss)                         (1.307)           (4.255)         6.183         (0.460)       0.446        (0.541)
--------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $(1.420)          $(4.510)       $ 5.990        $(0.570)     $ 0.320       $(0.640)
--------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 5.720           $ 7.140        $11.650        $ 5.660      $ 6.230       $ 5.910
--------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                        (19.89)%          (38.71)%       105.83%         (9.15)%       5.42%        (9.77)%
--------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $12,348           $17,305        $34,671        $43,063      $68,812       $74,661
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                           4.42%(4)          3.50%          3.69%          3.69%        3.08%         2.88%
   Expenses after custodian
      fee reduction(3)                   4.34%(4)          3.43%          3.67%          3.59%        3.05%         2.65%
   Net investment loss                  (3.25)%(4)        (2.73)%        (2.55)%        (1.87)%      (1.67)%       (1.46)%
Portfolio Turnover of the
   Portfolio                               80%              133%            80%            60%          48%           46%
--------------------------------------------------------------------------------------------------------------------------

 (1) Net investment loss per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3)  Includes the Fund's share of the Portfolio's allocated expenses.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE GREATER INDIA FUND AS OF JUNE 30, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Greater India Fund (the Fund) is a mutual fund seeking long-term capital appreciation through the purchase of an interest in a separate investment company which invests primarily in equity securities of companies in India and surrounding countries of the Indian sub-continent. The Fund is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B shares are sold at net asset value and are subject to a contingent deferred sales charge (See Note 7). Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in South Asia Portfolio (the Portfolio), a New York trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (95.2% at June 30, 2001). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

 B Income -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

 C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments, if any. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 2000, the Fund, for federal income tax purposes had a capital loss carryover of $57,955 which will reduce the taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The capital loss carryover expires on December 31, 2006. At December 31, 2000, net currency losses of $39,567 are treated as arising on the first day of the Fund's next taxable year.

 D Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 E Other -- Investment transactions are accounted for on a trade-date basis.

 F Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 G Interim Financial Statements -- The interim financial statements relating to
   June 30, 2001, and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

EATON VANCE GREATER INDIA FUND AS OF JUNE 30, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

2 Management Fee and Other Transactions with Affiliates
-------------------------------------------
   The management fee is earned by Eaton Vance Management (EVM) as compensation for management and administration of the business affairs of the Fund. The fee is based on a percentage of average daily net assets. For the six months ended June 30, 2001, the fee was equivalent to 0.25% (annualized) of the Fund's average net assets for such period and amounted to $23,387. Except as to Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such management fee. In addition, investment adviser and administrative fees are paid by the Portfolio to EVM and its affiliates. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Funds' principal underwriter, received $50 from the Eaton Vance Greater India Fund as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2001.

   Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organization.

3 Shares of Beneficial Interest
-------------------------------------------
   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

                                              SIX MONTHS ENDED
                                               JUNE 30, 2001        YEAR ENDED
    CLASS A                                     (UNAUDITED)     DECEMBER 31, 2000
    ------------------------------------------------------------------------------
    Sales                                            101,136             862,326
    Redemptions                                     (173,978)         (1,175,336)
    ------------------------------------------------------------------------------
    NET DECREASE                                     (72,842)           (313,010)
    ------------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                               JUNE 30, 2001        YEAR ENDED
    CLASS B                                     (UNAUDITED)     DECEMBER 31, 2000
    ------------------------------------------------------------------------------
    Sales                                             22,606             226,110
    Redemptions                                     (284,724)           (779,635)
    ------------------------------------------------------------------------------
    NET DECREASE                                    (262,118)           (553,525)
    ------------------------------------------------------------------------------

4 Distributions to Shareholders
-------------------------------------------
   It is the present policy of the Fund to make (a) at least one distribution annually (normally in December) of all or substantially all of the net investment income allocated to the Fund by the Portfolio, if any, less the Fund's direct expenses and (b) at least one distribution annually of all or substantially all of the net realized capital gains allocated by the Portfolio to the Fund, if any (reduced by any available capital loss carryforwards from prior years). Shareholders may reinvest all distributions in shares of the Fund, without a sales charge, at the per share net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statement and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized losses. Permanent differences between book and tax accounting are reclassified to paid-in capital.

5 Investment Transactions
-------------------------------------------
   For the six months ended June 30, 2001, increases and decreases in the Fund's investment in the Portfolio aggregated $777,298 and $3,242,281, respectively.

6 Distribution and Service Plans
-------------------------------------------
   The Fund has in effect distribution plans for Class A (Class A Plan) and Class B (Class B Plan) (collectively, the Plans) pursuant to Rule 12b-1 under the Investment Company Act of 1940.

   The Class A Plan provides for the payment of a monthly distribution fee to the Principal Underwriter, Eaton Vance Distributors, Inc. (EVD), in an amount equal to the aggregate of (a) 0.50% of that portion of the Fund's average daily net assets attributable to Class A shares which have remained outstanding for less than one year and (b) 0.25% of that portion of the Fund's average daily net assets attributable to Class A shares which have remained outstanding for more than one year.

   The Class B Plan provides for the payment of a monthly distribution fee to EVD at an annual rate not to exceed 0.75% of the Fund's average daily net assets attributable to Class B shares. The Fund will automatically discontinue

EATON VANCE GREATER INDIA FUND AS OF JUNE 30, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   payments to EVD under the Class B Plan during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% of the amount received by the Fund for each Class B share sold plus, (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD reduced by the aggregate amount of contingent deferred sales charges (See
   Note 7), daily amounts theretofore paid to EVD by Lloyd George Investment Management (Bermuda) Limited, investment adviser for the Portfolio (Adviser), in consideration of EVD's distribution effort. At June 30, 2001, the amount of Uncovered Distribution Charges EVD calculated under the Class B Plan was approximately $1,714,000. The amounts paid by the Adviser to EVD are equivalent to 0.15% of the Fund's average daily net assets attributable to Class B shares and are made from the Adviser's own resources, not Fund assets.

   Distribution fee payments are made for providing ongoing distribution services to the Fund. The amount payable to EVD by the Fund with respect to each day is accrued on such day as a liability of the Fund and, accordingly, reduces the Fund's net assets. The Fund paid or accrued $3,747 and $54,640 for Class A and Class B shares, respectively, to or payable to EVD for the six months ended June 30, 2001, representing 0.18% and 0.75% (annualized) of average daily net assets attributable to Class A and Class B shares, respectively.

   The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in an amount equal to 0.25%, on an annual basis, of the Fund's average daily net assets attributable to Class A shares which have remained outstanding for more than one year and in amounts not exceeding 0.25% of the Fund's average daily net assets attributable to Class B shares which have remained outstanding for more than one year. Such payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD and, as such, are not subject to automatic discontinuance where there are no outstanding Uncovered Distribution Charges of EVD. For the six months ended June 30, 2001, service fees amounted to $6,600, and $18,213 for Class A and Class B shares, representing 0.32% and 0.25% (annualized) of average daily net assets attributable to Class A and Class B shares, respectively.

   Certain officers and Trustees of the Fund are officers of the above organization.

7 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. The CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Distribution Plan. CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. For the six months ended June 30, 2001, EVD received approximately $25,000 CDSC paid by Class B shareholders.

SOUTH ASIA PORTFOLIO AS OF JUNE 30, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS -- 86.5%
INDIA -- 86.5%

                                          SHARES    VALUE
---------------------------------------------------------------
Auto and Parts -- 6.8%
---------------------------------------------------------------
Bajaj Auto Ltd.                            112,000  $   618,095
The largest manufacturer of scooters
(60% market share), & three-wheelers
(77%) and is the second largest
manufacturer of motorcycles (21%).
Hero Honda Motors Ltd.                     166,801      512,566
A JV between Hero group and Honda
Motors, Japan, and is the market leader
in motorcycles with 47% market share and
is the pioneer in fuel efficient bikes
in India.
IFB Industries Ltd.(1)                          50            2
Maker of automotive parts.
---------------------------------------------------------------
                                                    $ 1,130,663
---------------------------------------------------------------
Banking and Finance -- 7.9%
---------------------------------------------------------------
Corporation Bank                           146,000  $   462,457
One of the most efficient public sector
banks in India & a leader in cash
management services. It has recently
entered a strategic alliance with Life
Insurance Corporation, one of the
largest financial institutions of India.
HDFC Bank Ltd.                             111,000      496,951
One of the fastest growing private
sector banks in India.
Housing Development Finance Corp. Ltd.      25,000      366,443
Market leader with a strong brand name
in the Indian mortgage finance market
with a network of 84 branches, providing
housing finance predominantly to
individuals. It has entered non-mortgage
business of insurance, asset management
and IT-enabled services.
---------------------------------------------------------------
                                                    $ 1,325,851
---------------------------------------------------------------
Banks and Money Services -- 6.2%
---------------------------------------------------------------
State Bank of India                        220,100  $ 1,030,783
The largest public sector commercial
bank in India, with
over 8,000 branches. Engaged in retail
banking and a range
of non-fund based activities.
---------------------------------------------------------------
                                                    $ 1,030,783
---------------------------------------------------------------
Beverages -- 3.1%
---------------------------------------------------------------
United Breweries Ltd.                      250,950  $   509,209
India's dominant beer & spirits producer
& distributor.
---------------------------------------------------------------
                                                    $   509,209
---------------------------------------------------------------
                                          SHARES    VALUE
---------------------------------------------------------------
Broadcasting and Cable -- 4.6%
---------------------------------------------------------------
Zee Telefilms Ltd.                         303,000  $   767,162
Dominant television broadcaster in
India.
---------------------------------------------------------------
                                                    $   767,162
---------------------------------------------------------------
Chemicals -- 4.7%
---------------------------------------------------------------
Reliance Industries Ltd.                   100,000  $   785,502
Integrated petrochemical company with
world class capacities and major
presence in polyesters and polymers.
---------------------------------------------------------------
                                                    $   785,502
---------------------------------------------------------------
Computer Software -- 4.4%
---------------------------------------------------------------
Infosys Technologies Ltd.                    9,250  $   739,636
India's dominant software services
provider.
Onward Technologies Ltd.(1)                    500          424
Software unit of Novell India.
---------------------------------------------------------------
                                                    $   740,060
---------------------------------------------------------------
Conglomerates -- 2.4%
---------------------------------------------------------------
Century Textiles and Industries Ltd.       592,391  $   395,431
Engaged in the manufacture of cotton
textiles, cement, tyrecords, and paper &
pulp, with cement contributes almost 40%
of net sales, textiles 19%, paper 16%,
and Rayon Tyre yarn 13%.
---------------------------------------------------------------
                                                    $   395,431
---------------------------------------------------------------
Diversified Industry -- 0.0%
---------------------------------------------------------------
Enkay Texofood Industries Ltd.(1)              500  $         0
Has business interests in the
manufacturing of synthetic yarns and the
export of processed foods.
---------------------------------------------------------------
                                                    $         0
---------------------------------------------------------------
Drugs -- 3.3%
---------------------------------------------------------------
Sun Pharmaceutical Industries Ltd. (1)      50,059  $   553,373
One of the smaller fastest growing
domestic pharmaceutical companies in
India.
---------------------------------------------------------------
                                                    $   553,373
---------------------------------------------------------------
Electrical Equipment -- 3.4%
---------------------------------------------------------------
Bharat Heavy Electricals Ltd.              150,000  $   562,500
India's major supplier & designer of
electrical power equipment.
---------------------------------------------------------------
                                                    $   562,500
---------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SOUTH ASIA PORTFOLIO AS OF JUNE 30, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

                                          SHARES    VALUE
---------------------------------------------------------------
Energy -- 8.5%
---------------------------------------------------------------
Bharat Petroleum Corp. Ltd.                155,439  $   620,897
A public sector undertaking which
refines and markets petroleum products
in India, with around 4,500 retail
outlets (petrol stations) and a domestic
market share of 20% in the marketing of
petroleum products. It has recently
acquired majority and management control
in two regional public sector
undertaking (PSU) refinery companies.
Reliance Petroleum Corp. Ltd.              800,000      799,320
India's largest private sector company
and first refinery to be set up in the
private sector in India. It is the
world's largest grassroot refinery.
---------------------------------------------------------------
                                                    $ 1,420,217
---------------------------------------------------------------
Engineering -- 1.1%
---------------------------------------------------------------
Thermax Ltd.(1)                            203,324  $   188,671
An engineering & environment company
engaged in the manufacture of waste heat
recovery boilers, water treatment,
waste water treatment systems and
speciality chemicals.
---------------------------------------------------------------
                                                    $   188,671
---------------------------------------------------------------
Entertainment -- 3.3%
---------------------------------------------------------------
Mukta Arts Ltd.                            173,855  $   543,482
India's leading film production company.
---------------------------------------------------------------
                                                    $   543,482
---------------------------------------------------------------
Health and Personal Care -- 5.0%
---------------------------------------------------------------
Cipla Ltd.                                  34,000  $   826,365
Market leader in anti-asthmatic, and
anti-cancer entering into segments of
cardiovascular and dermatology.
Wockhardt Ltd.(1)                            1,900          545
Wockhardt Ltd.                                 800        6,293
The 5th largest pharmaceutical company
in India, with focus on research based
pharmaceutical business. Has several key
brands in anti-infective and pain killer
segments.
---------------------------------------------------------------
                                                    $   833,203
---------------------------------------------------------------
Household Products -- 6.6%
---------------------------------------------------------------
Hindustan Lever Ltd.                       254,000  $ 1,108,820
India's biggest company in consumer
production.
---------------------------------------------------------------
                                                    $ 1,108,820
---------------------------------------------------------------
                                          SHARES    VALUE
---------------------------------------------------------------

Information Technology -- 3.8%
---------------------------------------------------------------
Wipro Ltd.                                   5,300  $   157,716
Wipro Ltd. ADR(1)                           17,000      475,660
A diversified company with interests in
IT services, computer hardware, consumer
goods and lighting. Software services
contributes to 80% of net profit.
---------------------------------------------------------------
                                                    $   633,376
---------------------------------------------------------------
Lodging and Gaming -- 0.0%
---------------------------------------------------------------
Hotel Leelaventure Ltd.(1)                      50  $        16
A hotel in India.
---------------------------------------------------------------
                                                    $        16
---------------------------------------------------------------
Manufacturing -- 3.7%
---------------------------------------------------------------
Gujarat Natural Gas Co. Ltd.                48,000  $   621,582
Subsidiary of British Gas involved in
gas distribution in India.
---------------------------------------------------------------
                                                    $   621,582
---------------------------------------------------------------
Media -- 1.8%
---------------------------------------------------------------
UTV Software Communications Ltd.(2)        137,200  $   291,667
A Pan-Asian media company, engaged in
providing television software for
terrestrial and satellite television
channels.
---------------------------------------------------------------
                                                    $   291,667
---------------------------------------------------------------
Metals - Industrial -- 5.9%
---------------------------------------------------------------
Hindalco Industries Ltd. GDR                50,000  $   987,500
India's second largest aluminum producer
and lowest cost producer in the world.
---------------------------------------------------------------
                                                    $   987,500
---------------------------------------------------------------
Property -- 0.0%
---------------------------------------------------------------
Gesco Corp. Ltd.                                62  $        24
Engaged in real estate & property
development.
Division of GE shipping.
---------------------------------------------------------------
                                                    $        24
---------------------------------------------------------------
Transportation -- 0.0%
---------------------------------------------------------------
Great Eastern Shipping Co. Ltd.                630  $       437
Diversified company with interests in
shipping and
property development.
---------------------------------------------------------------
                                                    $       437
---------------------------------------------------------------
Total Common Stocks
   (identified cost $16,127,257)                    $14,429,529
---------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SOUTH ASIA PORTFOLIO AS OF JUNE 30, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

Total India
   (identified cost $16,127,257)                    $14,429,529
---------------------------------------------------------------
Total Investments -- 86.5%
   (identified cost $16,127,257)                    $14,429,529
---------------------------------------------------------------
Other Assets, Less Liabilities -- 13.5%             $ 2,251,726
---------------------------------------------------------------
Net Assets -- 100.0%                                $16,681,255
---------------------------------------------------------------

 ADR - American Depositary Receipt
 GDR - Global Depository Receipt

 (1)  Non-income producing security.

 (2) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

                       SEE NOTES TO FINANCIAL STATEMENTS

SOUTH ASIA PORTFOLIO AS OF JUNE 30, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

TOP TEN HOLDINGS

                                                            PERCENTAGE
                                                            OF NET
  COMPANY                       INDUSTRY SECTOR             ASSETS      VALUE
  --------------------------------------------------------------------------------
  Hindustan Lever Ltd.          Household Products              6.6%    $1,108,820
  State Bank of India           Banks and Money Services        6.2      1,030,783
  Hindalco Industries Ltd. GDR  Metals - Industrial             5.9        987,500
  Cipla Ltd.                    Health and Personal Care        5.0        826,365
  Reliance Petroleum Corp.      Energy
    Ltd.                                                        4.8        799,320
  Reliance Industries Ltd.      Chemicals                       4.7        785,502
  Zee Telefilms Ltd.            Broadcasting and Cable          4.6        767,162
  Infosys Technologies Ltd.     Computer Software               4.4        739,636
  Gujarat Natural Gas Co. Ltd.  Manufacturing                   3.7        621,582
  Bharat Petroleum Corp. Ltd.   Energy                          3.7        620,897

INDUSTRY CONCENTRATION -- BELOW ARE THE
TOP TEN INDUSTRY SECTORS REPRESENTED IN THE
PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                          PERCENTAGE
                                          OF NET
COMPANY                                   ASSETS      VALUE
----------------------------------------------------------------
Energy                                        8.5%    $1,420,217
Banking and Finance                           7.9      1,325,851
Auto and Parts                                6.8      1,130,663
Household Products                            6.6      1,108,820
Banks and Money Services                      6.2      1,030,783
Metals - Industrial                           5.9        987,500
Health and Personal Care                      5.0        833,203
Chemicals                                     4.7        785,502
Broadcasting and Cable                        4.6        767,162
Computer Software                             4.4        740,060

                       SEE NOTES TO FINANCIAL STATEMENTS

SOUTH ASIA PORTFOLIO AS OF JUNE 30, 2001

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2001
Assets
-----------------------------------------------------
Investments, at value
   (identified cost, $16,127,257)         $14,429,529
Cash                                           41,075
Foreign currency, at value
   (identified cost, $2,206,160)            2,204,143
Receivable for investments sold                16,581
Dividends receivable                           61,006
Prepaid expenses                                  191
-----------------------------------------------------
TOTAL ASSETS                              $16,752,525
-----------------------------------------------------

Liabilities
-----------------------------------------------------
Payable to affiliate for Trustees' fees   $       411
Accrued expenses                               70,859
-----------------------------------------------------
TOTAL LIABILITIES                         $    71,270
-----------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $16,681,255
-----------------------------------------------------
Sources of Net Assets
-----------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $18,381,000
Net unrealized depreciation (computed on
   the basis of identified cost)           (1,699,745)
-----------------------------------------------------
TOTAL                                     $16,681,255
-----------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 2001
Investment Income
-----------------------------------------------------
Dividends (net of foreign taxes, $957)    $   105,574
Interest                                        1,417
-----------------------------------------------------
TOTAL INVESTMENT INCOME                   $   106,991
-----------------------------------------------------

Expenses
-----------------------------------------------------
Investment adviser fee                    $    73,916
Administration fee                             24,565
Trustees' fees and expenses                     2,769
Custodian fee                                 100,524
Legal and accounting services                  39,455
Miscellaneous                                   3,667
-----------------------------------------------------
TOTAL EXPENSES                            $   244,896
-----------------------------------------------------
Deduct --
   Reduction of custodian fee             $     7,744
-----------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $     7,744
-----------------------------------------------------

NET EXPENSES                              $   237,152
-----------------------------------------------------

NET INVESTMENT LOSS                       $  (130,161)
-----------------------------------------------------

Realized and Unrealized Gain (Loss)
-----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis) (net of foreign
      taxes, $481,698)                    $(2,494,922)
   Foreign currency transactions              (20,070)
-----------------------------------------------------
NET REALIZED LOSS                         $(2,514,992)
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(1,451,656)
   Foreign currency                              (237)
-----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $(1,451,893)
-----------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(3,966,885)
-----------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(4,097,046)
-----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SOUTH ASIA PORTFOLIO AS OF JUNE 30, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       JUNE 30, 2001     YEAR ENDED
IN NET ASSETS                             (UNAUDITED)       DECEMBER 31, 2000
-----------------------------------------------------------------------------
From operations --
   Net investment loss                    $       (130,161) $        (363,782)
   Net realized gain (loss)                     (2,514,992)         6,609,227
   Net change in unrealized appreciation
      (depreciation)                            (1,451,893)       (22,321,270)
-----------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $     (4,097,046) $     (16,075,825)
-----------------------------------------------------------------------------
Capital transactions --
   Contributions                          $        812,478  $      11,562,415
   Withdrawals                                  (3,270,183)       (20,528,752)
-----------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                           $     (2,457,705) $      (8,966,337)
-----------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                $     (6,554,751) $     (25,042,162)
-----------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------
At beginning of period                    $     23,236,006  $      48,278,168
-----------------------------------------------------------------------------
AT END OF PERIOD                          $     16,681,255  $      23,236,006
-----------------------------------------------------------------------------

STATEMENT OF CASH FLOWS

                                          SIX MONTHS ENDED
                                          JUNE 30, 2001
INCREASE (DECREASE) IN CASH               (UNAUDITED)
----------------------------------------------------------
Cash Flows From (For) Operating
   Activities --
   Purchase of investments                $    (15,522,732)
   Proceeds from sale of investments            20,969,700
   Dividends and interest received                  53,871
   Operating expenses paid                        (289,761)
   Foreign taxes paid                             (481,698)
   Foreign currency transactions                (2,130,600)
----------------------------------------------------------
NET CASH FROM OPERATING ACTIVITIES        $      2,598,780
----------------------------------------------------------
Cash Flows From (For) Financing
   Activities --
   Proceeds from capital contributions    $        812,478
   Payments for capital withdrawals             (3,270,183)
   Demand notes payable                           (100,000)
----------------------------------------------------------
NET CASH USED FOR FINANCING ACTIVITIES    $     (2,557,705)
----------------------------------------------------------

NET INCREASE IN CASH                      $         41,075
----------------------------------------------------------

CASH AT BEGINNING OF PERIOD               $              0
----------------------------------------------------------

CASH AT END OF PERIOD                     $         41,075
----------------------------------------------------------

Reconciliation of Net Decrease in Net Assets
From Operations to Net Cash From
Operating Activities
----------------------------------------------------------
Net decrease in net assets from
   operations                             $     (4,097,046)
Decrease in receivable for investments
   sold                                          4,522,327
Increase in foreign currency                    (2,110,293)
Increase in dividends and other
   receivables                                     (53,120)
Decrease in prepaid expenses                            41
Decrease in payable for investments
   purchased                                      (829,714)
Decrease in payable to affiliate                      (422)
Decrease in accrued expenses and other
   liabilities                                     (52,228)
Net decrease in investments                      5,219,235
----------------------------------------------------------
NET CASH FROM OPERATING ACTIVITIES        $      2,598,780
----------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SOUTH ASIA PORTFOLIO AS OF JUNE 30, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  SIX MONTHS ENDED                     YEAR ENDED DECEMBER 31,
                                  JUNE 30, 2001       ----------------------------------------------------------
                                  (UNAUDITED)           2000         1999        1998        1997        1996
----------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                              2.50%(1)         1.82%       2.09%       1.97%       1.61%        1.51%
   Expenses after custodian
      fee reduction                      2.42%(1)         1.75%       2.07%       1.87%       1.58%        1.28%
   Net investment loss                  (1.33)%(1)       (1.04)%     (0.94)%     (0.16)%     (0.20)%      (0.11)%
Portfolio Turnover                         80%             133%         80%         60%         48%          46%
----------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $16,681         $ 23,236     $48,278     $52,734     $84,175     $106,923
----------------------------------------------------------------------------------------------------------------

 (1)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

SOUTH ASIA PORTFOLIO AS OF JUNE 30, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   South Asia Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on January 18, 1994, seeks to achieve long-term capital appreciation. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices or, if there were no sales, at the mean between the closing bid and asked prices on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Federal Taxes -- The Portfolio is treated as a partnership for Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is individually responsible for the payment of any taxes on its share of such income. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code), in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

   In addition to the requirements of the Internal Revenue Code, the Portfolio may also be required to pay local taxes on the recognition of capital gains in certain countries. During the six months ended June 30, 2001, the Portfolio paid $481,677 pursuant to such requirement.

   In determining the daily net asset value, the Portfolio estimates the reserve for such taxes, if any, associated with investments in certain countries. The estimated reserve for capital gains is based on the net unrealized appreciation on certain portfolio securities, the holding period for such securities and the related tax rates, tax loss carryforwards (if applicable) and other such factors. As of June 30, 2001, the Portfolio had no reserve related to capital gains.

 C Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit (initial margin) either cash or securities in an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. Should interest or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. If the Portfolio enters into a closing transaction, the Portfolio will realize, for book purposes, a gain or loss equal to the difference between the value of the financial futures contract to sell and financial futures contract to buy.

 D Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SOUTH ASIA PORTFOLIO AS OF JUNE 30, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

 E Forward Foreign Currency Exchange Contracts -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

 F Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 G Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 H Other -- Investment transactions are accounted for on the date the securities are purchased or sold. Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.
 I Interim Financial Statements -- The interim financial statements relating to
   June 30, 2001, and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Lloyd George Investment Management (Bermuda) Limited (the Adviser) as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, the Adviser receives a monthly fee of 0.0625% (0.75% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended June 30, 2001, the adviser fee was 0.75% (annualized) of average daily net assets and amounted to $73,916. In addition, an administration fee is earned by Eaton Vance Management (EVM) for managing and administering the business affairs of the Portfolio. Under the administration agreement, EVM earns a monthly fee in the amount of 1/48th of 1% (equal to 0.25% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended June 30, 2001, the administration fee was 0.25% (annualized) of average net assets and amounted to $24,565. Except as to Trustees of the Portfolio who are not members of the Adviser or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administrative fees. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investment Transactions
-------------------------------------------
   For the six months ended June 30, 2001, purchases and sales of investments, other than short-term obligations, aggregated $14,693,018 and $16,447,373 respectively.

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2001, as computed on a federal income tax basis, are as follows:

    AGGREGATE COST                            $ 16,127,257
    ------------------------------------------------------
    Gross unrealized appreciation             $  1,539,615
    Gross unrealized depreciation               (3,237,343)
    ------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $ (1,697,728)
    ------------------------------------------------------

5 Risks Associated with Foreign Investments
-------------------------------------------
   Investing in securities issued by companies whose principal business activities are outside the United States may

SOUTH ASIA PORTFOLIO AS OF JUNE 30, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

   Settlement of securities transactions in the Indian subcontinent may be delayed and is generally less frequent than in the United States, which could affect the liquidity of the Portfolio's assets. The Portfolio may be unable to sell securities where the registration process is incomplete and may experience delays in receipt of dividends.

6 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a committed $150 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2001.

EATON VANCE GREATER INDIA FUND AS OF JUNE 30, 2001

INVESTMENT MANAGEMENT

EATON VANCE GREATER INDIA FUND

Officers

James B. Hawkes
President and Trustee

Edward E. Smiley, Jr.
Vice President

Michael B. Terry
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President, Jordan Simmons Capital LLC
and Unicorn Corporation

Lynn A. Stout
Professor of Law,
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant

SOUTH ASIA PORTFOLIO

Officers

Hon. Robert Lloyd George
President and Trustee

James B. Hawkes
Vice President and Trustee

Zaheer Sitabkhan
Vice President

William Walter Raleigh Kerr
Vice President and
Assistant Treasurer

James L. O'Connor
Vice President and Treasurer

Alan R. Dynner
Secretary

Trustees

Hon. Edward K. Y. Chen
President of Lingnan College,
University of Hong Kong

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President, Jordan Simmons Capital LLC
and Unicorn Corporation

  SPONSOR AND MANAGER OF EATON VANCE GREATER INDIA FUND
  AND ADMINISTRATOR OF SOUTH ASIA PORTFOLIO
  Eaton Vance Management
  The Eaton Vance Building
  255 State Street
  Boston, MA 02109


  ADVISER OF SOUTH ASIA PORTFOLIO
  LLOYD GEORGE INVESTMENT MANAGEMENT
  (BERMUDA) LIMITED
  3808 One Exchange Square
  Central, Hong Kong


  PRINCIPAL UNDERWRITER
  EATON VANCE DISTRIBUTORS, INC.
  The Eaton Vance Building
  255 State Street
  Boston, MA 02109
  (617) 482-8260


  CUSTODIAN
  INVESTORS BANK & TRUST COMPANY
  200 Clarendon Street
  Boston, MA 02116


  TRANSFER AGENT
  PFPC, INC.
  Attn: Eaton Vance Funds
  P.O. Box 9653
  Providence, RI 02940-9653
  (800) 262-1122

-------------------------------------------------------------------------------
                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

For more information about Eaton Vance's privacy policies, call:
                                 1-800-262-1122
-------------------------------------------------------------------------------


  EATON VANCE GREATER INDIA FUND
  THE EATON VANCE BUILDING
  255 STATE STREET
  BOSTON, MA 02109

-------------------------------------------------------------------------------
  THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS WHICH CONTAINS MORE COMPLETE INFORMATION ON THE FUND, INCLUDING ITS SALES CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
-------------------------------------------------------------------------------

142-8/01                                                                  GISRC